Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders	Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2019	2018	2017
EPS Numerator––Basic
Income from continuing operations	$16,298	$11,179	$21,353
Less: Net income attributable to noncontrolling interests	29	36	47
Income from continuing operations attributable to Pfizer Inc.	16,269	11,143	21,306
Less: Preferred stock dividends––net of tax	1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders	16,268	11,142	21,305
Discontinued operations––net of tax	4	10	2
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	—	—	—
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	4	10	2
Net income attributable to Pfizer Inc. common shareholders	$16,272	$11,152	$21,307
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$16,269	$11,143	$21,306
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	4	10	2
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$16,273	$11,153	$21,308
EPS Denominator
Weighted-average number of common shares outstanding––Basic(a)	5,569	5,872	5,970
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements(a)	106	105	89
Weighted-average number of common shares outstanding––Diluted	5,675	5,977	6,058
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(b)	2	2	36
Cash dividends declared per share	$1.46	$1.38	$1.30

(a)
2017 includes the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement. These common share equivalents were paid in the first quarter of 2018.

(b)
These common stock equivalents were outstanding for the periods presented, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.